SIGNIFICANT ACCOUNTING POLICIES - Value added taxes (Details)	12 Months Ended	20 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Value added tax rate on gross sales (in percent)	17.00%
Value added tax rate for general VAT payer (in percent)		6.00%
Value added tax rate for small scale VAT payer (in percent)		3.00%